Deferred Income Tax Assets and Liabilities (Details) - Schedule of deferred income tax assets and liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Effect of tax-loss carry forward [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	2,614
Effect on OCI
Effect on equity
Effect on assets
Ending balance	2,614
Provision of discounts and bonuses to customers [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	137
Effect on profit or loss	1,895	137
Effect on OCI
Effect on equity
Effect on assets
Ending balance	2,032	137
Provision for vacations [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	4,125	3,829
Effect on profit or loss	(1,054)	296
Effect on OCI
Effect on equity
Effect on assets
Ending balance	3,071	4,125
Provision for vacations [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	89	76
Effect on profit or loss	1,640	13
Effect on OCI
Effect on equity
Effect on assets
Ending balance	1,729	89
Allowance for expected credit losses for other receivables [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	2,665
Effect on profit or loss	(1,691)	2,665
Effect on OCI
Effect on equity
Effect on assets
Ending balance	974	2,665
Effect of differences between book and tax bases of inventories [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	922
Effect on OCI
Effect on equity
Effect on assets
Ending balance	922
Allowance for expected credit losses for trade receivables [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	69	4
Effect on profit or loss	763	65
Effect on OCI
Effect on equity
Ending balance	832	69
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	116	34
Effect on profit or loss	82	82
Effect on OCI
Effect on equity
Effect on assets
Ending balance	198	116
Other [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	22	28
Effect on profit or loss	367	(6)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	389	22
Total Deferred income tax assets [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	3,098	142
Effect on profit or loss	6,592	2,956
Effect on OCI
Effect on equity
Effect on assets
Ending balance	9,690	3,098
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	(2,259)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(2,259)
Other [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	(12)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(12)
Total Deferred income tax liabilities [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance
Effect on profit or loss	(2,271)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(2,271)
Total Deferred Income Tax Assets, Net [Member] | Movement of deferred income tax assets [Member]
Deferred income tax assets
Beginning balance	3,098	142
Effect on profit or loss	4,321	2,956
Effect on OCI
Effect on equity
Effect on assets
Ending balance	7,419	3,098
Impairment on brine project assets Salmueras, nota 1.3 [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	17,087	17,087
Effect on profit or loss
Effect on OCI
Effect on equity
Effect on assets
Ending balance	17,087	17,087
Impairment of mining assets [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	7,646	8,217
Effect on profit or loss	(523)	(571)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	7,123	7,646
Provision for spare parts and supplies obsolescence [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	4,231	3,192
Effect on profit or loss	732	1,039
Effect on OCI
Effect on equity
Effect on assets
Ending balance	4,963	4,231
Long-term incentive plan [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	10,620	8,945
Effect on profit or loss	(8,109)	1,675
Effect on OCI
Effect on equity
Effect on assets
Ending balance	2,511	10,620
Financial instruments designated at fair value through OCI [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance		2,253
Effect on profit or loss
Effect on OCI	879
Effect on equity		(2,253)
Effect on assets
Ending balance	879
Rehabilitation provision [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	238	507
Effect on profit or loss	301	(269)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	539	238
Allowance for expected credit losses for trade receivables [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	596	489
Effect on profit or loss	(495)	107
Effect on OCI
Effect on equity
Effect on assets
Ending balance	101	596
Effect of differences between book and tax bases of inventories [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	922
Effect on profit or loss	(922)
Effect on OCI
Effect on equity
Effect on assets		922
Ending balance		922
Provision of discounts [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	994	1,093
Effect on profit or loss	(994)	(99)
Effect on OCI
Effect on equity
Effect on assets
Ending balance		994
Other [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	1,621	1,441
Effect on profit or loss	(1,272)	180
Effect on OCI
Effect on equity
Effect on assets
Ending balance	349	1,621
Total Deferred income tax assets [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	48,080	47,053
Effect on profit or loss	(12,336)	2,358
Effect on OCI	879
Effect on equity		(2,253)
Effect on assets		922
Ending balance	36,623	48,080
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(165,366)	(153,265)
Effect on profit or loss	(12,082)	(12,101)
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(177,448)	(165,366)
Net gain on cash flow hedge [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(3,619)	(144)
Effect on profit or loss	(354)	8,137
Effect on OCI	754	(11,612)
Effect on equity
Effect on assets
Ending balance	(3,219)	(3,619)
Effect of costs of issuance of senior notes [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(864)	(2,422)
Effect on profit or loss	(146)	1,558
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(1,010)	(864)
Financial instruments designated at fair value through OCI [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(1,675)
Effect on profit or loss
Effect on OCI	1,675	(1,675)
Effect on equity
Effect on assets
Ending balance		(1,675)
Other [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(45)	(45)
Effect on profit or loss
Effect on OCI
Effect on equity
Effect on assets
Ending balance	(45)	(45)
Total Deferred income tax liabilities [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(171,569)	(155,876)
Effect on profit or loss	(12,582)	(2,406)
Effect on OCI	2,429	(13,287)
Effect on equity
Effect on assets
Ending balance	(181,722)	(171,569)
Total deferred income tax liabilities, net [Member] | Movement of deferred income tax liabilities [Member]
Deferred income tax assets
Beginning balance	(123,489)	(108,823)
Effect on profit or loss	(24,918)	(48)
Effect on OCI	3,308	(13,287)
Effect on equity		(2,253)
Effect on assets		922
Ending balance	S/ (145,099)	S/ (123,489)